United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  	New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles H. Foos
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos, New Haven, CT February 2001


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 154

Form 13F Information Value Total (thousands): 678817



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL DISCRETIONMANAGERS SOLE  SHARED      NONE        CALC FOR
----------- --------  ------ ----- -----------------------------------------  VALUE
AMEX Technology Select SPDR      COMMON        81369Y803  5629.9875  179800         SOLE                                  179800
AMR Corp.                        COMMON        001765106 1351.96876   34500         SOLE                                   34500
AT&T Corp.                       COMMON        001957109 2030.32504  117700         SOLE                                  117700
AT&T Corp.                       COMMON        001957406  1748.5625  101000         SOLE                                  101000
Abbott Laboratories              COMMON        002824100   7033.125  145200         SOLE                                  145200
Agilent Technologies, Inc.       COMMON        00846U101 4440.00603   81096         SOLE                                   81096
Albertson's Inc.                 COMMON        013104104   1640.085   61890         SOLE                                   61890
Allstate Corp                    COMMON        020002101 5227.50002  120000         SOLE                                  120000
American Express                 COMMON        025816109 7772.28282  141475         SOLE                                  141475
American General Corp            COMMON        026351106    3398.55   41700         SOLE                                   41700
American International Group     COMMON        02687410710570.82813  107250         SOLE                                  107250
Anadarko Petroleum Corp.         COMMON        032511107     1421.6   20000         SOLE                                   20000
Anheuser-Busch Cos Inc           COMMON        035229103     5687.5  125000         SOLE                                  125000
Applera Corp.Applied Biosystem   COMMON        038020103  329.21875    3500         SOLE                                    3500
Applied Materials, Inc.          COMMON        038222105 2883.15625   75500         SOLE                                   75500
Applied Micro Circuits Corp      COMMON        03822W109   82.55156    1100         SOLE                                    1100
Archer-Daniels-Midland Co        COMMON        039483102   3743.325  249555         SOLE                                  249555
AutoZone                         COMMON        053332102    3274.65  114900         SOLE                                  114900
Automatic Data Processing        COMMON        053015103 6616.15626  104500         SOLE                                  104500
BEA Systems Inc.                 COMMON        073325102   201.9375    3000         SOLE                                    3000
BP Amoco PLC ADR                 COMMON        055622104  2130.4375   44500         SOLE                                   44500
Baker-Hughes Inc                 COMMON        057224107 1537.81252   37000         SOLE                                   37000
Banc One Corp. New               COMMON        06423A103 5253.49004  143440         SOLE                                  143440
BankAmerica Corp.                COMMON        060505104 4799.90218  104630         SOLE                               104630.02
Baxter International Inc.        COMMON        071813109  3974.0625   45000         SOLE                                   45000
BellSouth Corp.                  COMMON        079860102  3479.6875   85000         SOLE                                   85000
Boeing Co.                       COMMON        097023105     2844.6   43100         SOLE                                   43100
Bristol-Myers Squibb Co.         COMMON        110122108 7911.31251  107000         SOLE                                  107000
BroadWing Inc.                   COMMON        111620100 4140.46879  181500         SOLE                                  181500
Broadband Holdrs Trust           COMMON        11130P104  1868.0625   41000         SOLE                                   41000
Broadcom Corp. - Class A         COMMON        111320107      403.2    4800         SOLE                                    4800
Brocade Communications Systems   COMMON        111621108    183.625    2000         SOLE                                    2000
Burlington Resources Inc.        COMMON        122014103     3090.6   61200         SOLE                                   61200
Celestica Inc.                   COMMON        15101Q108   2305.625   42500         SOLE                                   42500
Check Point Software Tech Ltd    COMMON        M22465104  387.33125    2900         SOLE                                    2900
Chevron Corp                     COMMON        166751107 3385.94376   40100         SOLE                                   40100
Chubb Corp.                      COMMON        171232101    5008.35   57900         SOLE                                   57900
Ciena Corp.                      COMMON        171779101    170.625    2100         SOLE                                    2100
Cisco Sytems, Inc.               COMMON        17275R102  15051.375  393500         SOLE                                  393500
Citigroup                        COMMON        17296710117646.53113345586.9         SOLE                                345586.9
Clorox Co.                       COMMON        189054109    2467.25   69500         SOLE                                   69500
Coca-Cola Co                     COMMON        191216100 17684.0625  290200         SOLE                                  290200
Colgate Palmolive Co.            COMMON        194162103    4608.87   71400         SOLE                                   71400
Compaq Computer Corp.            COMMON        204493100   2063.355  137100         SOLE                                  137100
Comverse Technology, Inc.        COMMON        205862402   271.5625    2500         SOLE                                    2500
Convergys Corp.                  COMMON        212485106 3638.59381   80300         SOLE                                   80300
Corning Inc                      COMMON        219350105  258.78126    4900         SOLE                                    4900
Danielson Holding Corp           COMMON        236274106 1291.35632  283037         SOLE                                  283037
Deere & Co                       COMMON        244199105 3768.07814   82250         SOLE                                   82250
Delphi Automotive Systems        COMMON        247126105 1899.14625  168813         SOLE                                  168813
Devon Energy Corporation         COMMON        25179M103   2786.329   45700         SOLE                                   45700
Du Pont (E.I.) De Nemours & Co   COMMON        263534109 2265.85628   46900         SOLE                                   46900
EMC Corp.                        COMMON        268648102   6540.275   98350         SOLE                                   98350
Eastman Kodak Co                 COMMON        277461109 1299.37504   33000         SOLE                                   33000
El Paso Energy Corp.             COMMON        283905107 5815.95002   81200         SOLE                                   81200
Elan Corporation PLC             COMMON        284131208 4446.25126   94980         SOLE                                   94980
Electronic Data Systems          COMMON        285661104   6970.425  120700         SOLE                                  120700
Emerson Electric Co              COMMON        291011104 7873.36875   99900         SOLE                                   99900
Engelhard Corp                   COMMON        292845104 2677.27502  131400         SOLE                                  131400
Enron Corp.                      COMMON        293561106  174.56251    2100         SOLE                                    2100
Ericsson (LM) Tel. Co CL B ADR   COMMON        294821400  2830.4375  253000         SOLE                                  253000
Exxon Mobil Corporation          COMMON        30231G10220304.42702  233552         SOLE                                  233552
Federal Home Loan Mtg Corp       COMMON        313400301 7748.43753  112500         SOLE                                  112500
Federal National Mortgage Assn   COMMON        313586109    5916.35   68200         SOLE                                   68200
Fedex Corp.                      COMMON        31428X106   2021.976   50600         SOLE                                   50600
First Data Corporation           COMMON        319963104 7112.81252  135000         SOLE                                  135000
FleetBoston Financial Corp.      COMMON        339030108 4188.21876  111500         SOLE                                  111500
Ford Motor Co.                   COMMON        345370860 5980.82813  255182         SOLE                                  255182
Gannett Company Inc              COMMON        364730101 3235.10626   51300         SOLE                                   51300
General Electric Co              COMMON        36960410334155.46877  712500         SOLE                                  712500
General Motors Corp.             COMMON        370442832   2435.907  105909         SOLE                                  105909
Georgia-Pacific Corp             COMMON        373298108  1416.1875   45500         SOLE                                   45500
Gillette Co                      COMMON        375766102 5848.63752  161900         SOLE                                  161900
Glaxosmithkline Plc-Ads          COMMON        37733W105  5611.2504100200.9         SOLE                                100200.9
Guidant Corp.                    COMMON        401698105 2874.86878   53300         SOLE                                   53300
Heinz (H.J.) Co                  COMMON        423074103 1529.85939   32250         SOLE                                   32250
Hewlett-Packard Co               COMMON        428236103 6950.06251  220200         SOLE                                  220200
Home Depot Inc.                  COMMON        437076102   173.6125    3800         SOLE                                    3800
Honeywell International          COMMON        438516106 5024.58754  106200         SOLE                                  106200
I2 Technologies Inc.             COMMON        465754109    228.375    4200         SOLE                                    4200
IBM Corp.                        COMMON        459200101    11109.5  130700         SOLE                                  130700
Intel Corp                       COMMON        458140100 16311.9125  542600         SOLE                                  542600
Internet Architect Holdrs        COMMON        46060A107 2239.18125   38900         SOLE                                   38900
Internet HOLDRs Trust            COMMON        46059W102        961   24800         SOLE                                   24800
Internet Security Systems        COMMON        46060X107   70.59375     900         SOLE                                     900
JDS Uniphase Corp.               COMMON        46612J101  220.94375    5300         SOLE                                    5300
Juniper Networks Inc.            COMMON        48203R104    75.6375     600         SOLE                                     600
Kimberly Clark Corp.             COMMON        494368103 4440.74581   62820         SOLE                                   62820
Kimco Realty Corp.               COMMON        49446R109  4021.0625   91000         SOLE                                   91000
Lilly (Eli) & Co                 COMMON        532457108 9631.96875  103500         SOLE                                  103500
Lowes Companies, Inc.            COMMON        548661107    5549.15  124700         SOLE                                  124700
Lucent Technologies Inc.         COMMON        549463107     2238.3  165800         SOLE                                  165800
MBIA Inc.                        COMMON        55262C100 7253.13125   97850         SOLE                                   97850
Manpower, Inc.                   COMMON        56418H100       3135   82500         SOLE                                   82500
Marsh & McLennan Companies       COMMON        571748102     8213.4   70200         SOLE                                   70200
McDonalds Corp                   COMMON        580135101       6613  194500         SOLE                                  194500
Mcgraw-Hill Companies            COMMON        580645109    2978.15   50800         SOLE                                   50800
Medtronic, Inc.                  COMMON        585055106 8523.44063  141175         SOLE                                  141175
Merck & Co                       COMMON        58933110725550.26251  272900         SOLE                                  272900
Mercury Interactive Corp.        COMMON        589405109       72.2     800         SOLE                                     800
Microsoft Corporation            COMMON        594918104 12726.2684  293401         SOLE                                  293401
Minnesota Mining & Mfg Co        COMMON        604059105    5073.05   42100         SOLE                                   42100
Morgan (J.P.) & Co               COMMON        616880100     3773.4   22800         SOLE                                   22800
Morgan Stanley Dean Witter       COMMON        617446448     5801.1   73200         SOLE                                   73200
Motorola Inc.                    COMMON        620076109   2812.725  138900         SOLE                                  138900
Nabors Industries                COMMON        629568106   1271.725   21500         SOLE                                   21500
Network Appliance, Inc.          COMMON        64120L104  555.22188    8650         SOLE                                    8650
News Corp Ltd Ads                COMMON        652487703      696.6   21600         SOLE                                   21600
News Corp Ltd Ads                CONV. PFD.    652487802    313.875   10800         SOLE                                   10800
Norfolk Southern Corp            COMMON        655844108   599.0625   45000         SOLE                                   45000
Nortel Networks Corp.            COMMON        656568102  2558.5875   79800         SOLE                                   79800
Northeast Bancorp                COMMON        663904100      51.75    6000         SOLE                                    6000
Novartis AG-ADR                  COMMON        66987V109    6631.95  148200         SOLE                                  148200
Oracle Corp.                     COMMON        68389X105 3144.56251  108200         SOLE                                  108200
PMC - Sierra, Inc.               COMMON        69344F106  228.01251    2900         SOLE                                    2900
Pepsico Inc.                     COMMON        71344810810135.53125  204500         SOLE                                  204500
Perkinelmer Inc.                 COMMON        714046109     3727.5   35500         SOLE                                   35500
Pharmacia Corp.                  COMMON        71713U102        305    5000         SOLE                                    5000
Philip Morris Companies Inc      COMMON        718154107       7128  162000         SOLE                                  162000
Procter & Gamble Co.             COMMON        74271810910942.03127  139500         SOLE                                  139500
Qlogic Corp.                     COMMON        747277101     71.225     925         SOLE                                     925
Qualcomm, Inc.                   COMMON        747525103   147.9375    1800         SOLE                                    1800
Qwest Communications Int.        COMMON        749121109 4461.42452  109148         SOLE                                  109148
Rational Software Corp           COMMON        75409P202   69.11406    1775         SOLE                                    1775
Rockwell Internat'l Corp New     COMMON        773903109 2809.87503   59000         SOLE                                   59000
Royal Dutch Petroleum -NY Reg    COMMON        780257804   8309.175  137200         SOLE                                  137200
SBC Communications Inc           COMMON        78387G103 11877.4305  248742         SOLE                                  248742
Sabre Holdings Corp              COMMON        785905100  3202.0744   74251         SOLE                                   74251
Sara Lee Corp                    COMMON        803111103 2883.63754  117400         SOLE                                  117400
Schering-Plough                  COMMON        806605101  14091.025  248300         SOLE                                  248300
Schlumberger LTD                 COMMON        806857108 4196.71876   52500         SOLE                                   52500
Sears Roebuck & Co               COMMON        812387108    1730.55   49800         SOLE                                   49800
Siebel Systems, Inc.             COMMON        826170102  284.02501    4200         SOLE                                    4200
Starwood Hotels & Resorts        COMMON        85590A203    2714.25   77000         SOLE                                   77000
Sun Microsystems, Inc.           COMMON        866810104    317.775   11400         SOLE                                   11400
Syngenta AG-ADR                  COMMON        87160A100  175.5458816049.91         SOLE                                16049.91
Target Corp.                     COMMON        87612E106       2580   80000         SOLE                                   80000
Tellabs, Inc.                    COMMON        879664100     4531.3   80200         SOLE                                   80200
Texaco Inc                       COMMON        881694103 2966.46875   47750         SOLE                                   47750
Texas Instruments, Inc.          COMMON        882508104       2653   56000         SOLE                                   56000
Time Warner Inc.                 COMMON        887315109   2805.288   53700         SOLE                                   53700
Transocean Sedco Forex Inc.      COMMON        G90078109   1577.294   34289         SOLE                                   34289
Tricon Global Restaurants        COMMON        895953107      316.8    9600         SOLE                                    9600
Trw Inc                          COMMON        872649108   2607.875   67300         SOLE                                   67300
Tyco International Ltd.          COMMON        902124106    4245.75   76500         SOLE                                   76500
USX-Marathon Group               COMMON        902905827   2222.775   80100         SOLE                                   80100
United Parcel Service            COMMON        911312106    1821.25   31000         SOLE                                   31000
Verisign Inc.                    COMMON        92343E102   66.76875     900         SOLE                                     900
Veritas Software Corp.           COMMON        923436109      297.5    3400         SOLE                                    3400
Verizon Communications Inc.      COMMON        92343V104 7358.85133  146810         SOLE                                  146810
Wal-Mart Stores                  COMMON        93114210314402.18751  271100         SOLE                                  271100
Walgreen Co                      COMMON        931422109 7639.14375  182700         SOLE                                  182700
Waters Corporation               COMMON        941848103     359.05    4300         SOLE                                    4300
Wells Fargo & Co. New            COMMON        949746101  295.14375    5300         SOLE                                    5300


